Stock Based Compensation - Schedule of Black-Scholes Option Pricing Model (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate, Minimum	1.62%	0.83%	0.83%	0.70%
Risk-free interest rate, Maximum	1.72%	1.45%	1.42%	0.91%
Expected volatility, Minimum	74.50%	75.00%	79.00%	72.00%
Expected volatility, Maximum	80.00%	79.00%	80.00%	88.00%
Expected life	6 years	6 years	6 years	6 years
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock price	$ 1.35	$ 0.38
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock price	$ 25.50	$ 0.70